                                                  -----------------------------
                                                           OMB APPROVAL
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07795
                                  ---------------------------------------------

                           J.P. Morgan Series Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

          BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: October 31, 2003
                        --------------------------
Date of reporting period: November 1, 2002 through April 30, 2003
                         --------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT APRIL 30, 2003 (UNAUDITED)


SPECIALTY FUNDS

MARKET NEUTRAL FUND

GLOBAL 50 FUND

GLOBAL HEALTHCARE FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

PRESIDENT'S LETTER                                  1

Fund Commentaries:
  Market Neutral Fund                               3

  Global 50 Fund                                    7

  Global Healthcare Fund                           10

Portfolio of Investments                           13

Financial Statements                               32

Notes to Financial Statements                      35

Financial Highlights                               48

HIGHLIGHTS

- "Baghdad bounce" revives international markets

- International equity returns aided by weak dollar

- Highly variable market performances

- Earnings expansion key to equity price rises


Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN SPECIALTY FUNDS

PRESIDENT'S LETTER                                                  JUNE 2, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Fleming Specialty Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended April 30, 2003, along with a report from the Portfolio Managers.

EQUITIES RETURN TO MORE "NORMAL" ENVIRONMENT

Equities returned to a more normal environment during the six months ended April 30, 2003. Investors' risk appetites recovered from the lows of earlier last year, as the uncertainties of double-dip recession, geopolitical flashpoints, accounting scandals and corporate debt defaults receded. The return to a more normal environment was evident from the declining volatility of individual stocks relative to market benchmarks. The narrowing of spreads between corporate and Treasury bond yields indicated that the fear of companies defaulting on their bond payments was declining.

Most significantly, a swift conclusion to the war in Iraq sparked what investors have dubbed the "Baghdad bounce." Equity prices rallied swiftly from their lows as oil prices fell, removing threat that war in Iraq would have serious economic ramifications. Equities retraced much of their earlier losses to the relief of investors. The broad-based MSCI EAFE Index of international markets rose 1.8% in U.S. dollar terms for the six months, which compares with an appreciation of 4.5% for the S&P 500 Index.

Economically, U.S. data continued to lack direction, with a fall in business investment and weak consumer demand becoming evident toward the end of the period. Growth was poor almost everywhere, with fears of deflation stalking Japan in particular, and Germany to a lesser extent. Perhaps the most positive sign was that corporate earnings did not disappoint, although there are no expectations of large rebounds in earnings.

RETURN TO FUNDAMENTALS

Within the United States at least, the more normal stock market environment allowed equities to be judged increasingly by their medium-term fundamentals. Previously, investor nervousness meant that there was often a preference for those companies with the greatest certainty of generating short-term earnings. This more normalized environment is a healthy one for JPMorgan's various investment styles.

OUTLOOK

Following the end of the war, the world's financial markets appear more relaxed. There are, however, some issues we believe need to be resolved before equities can resume an upward course. These include: lack of economic growth, deflation concerns, U.S. equity market valuations, excess capacity and a debt-ridden U.S. consumer. The key to a strong and prolonged rise in prices is resumption in corporate earnings growth-both in the United States and international markets.

The portfolio management team and all of us here at JPMorgan Fleming Asset Management thank you for your continued business and anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact your financial advisor or the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN MARKET NEUTRAL FUND
     As of April 30, 2003

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Market Neutral Fund, which seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing, rose 0.56% (Institutional Shares) in the six months ended April 30, 2003. This compares with a rise of 0.68% for the Merrill Lynch 3 Month Treasury-Bill Index.

Q. WHY DID THE FUND PERFORM THIS WAY?
A: The Fund slightly underperformed its benchmark during the reporting period. Among the Fund's detractors was its long holding in AMBAC Financial, which lost 15% of its value with worries about municipal credit quality. Additionally, the Fund had short positions in two Utility stocks--AES and TXU, whose stock prices staged a rebound during the reporting period, hurting performance. On a sector level, the Fund's Software & Services segment was among the laggards.

On the upside, a number of long holdings stood out for stock-specific reasons. Stock in Abercrombie & Fitch rose more than 80% as the upmarket retailer demonstrated a continued improvement in fundamentals. Margins continued to grow, as did the dollar size of each purchase in its stores. Another outstanding stock was Capital One Finance, the credit card issuer, which rose by over 30% as sentiment improved from the lows of last year, assisted by strong fourth-quarter earnings.

Illustrating the Fund's partial independence of broad equity market movements, short positions in utility companies Duke Power Co. and Teco Energy benefited performance as they fell in price.

Q: HOW WAS THE FUND MANAGED?
A: The Fund continued to employ proprietary research to rank stocks according to their earnings outlook over three to eight years. In order to achieve capital appreciation while neutralizing stock market volatility, the Fund takes long positions in the most attractive stocks, while going short the least attractive.

                                   (UNAUDITED)

JPMORGAN MARKET NEUTRAL FUND (LONG)
As of April 30, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                 27.7%
Consumer goods & services           18.9%
Industrial products & services      10.7%
Technology                          10.0%
Utilities                            9.1%
Energy                               8.2%
Pharmaceuticals                      4.6%
Health services & systems            4.3%
REITs                                3.6%
Short-Term Investments               2.0%
Telecommunications                   0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. THE COCA-COLA CO. (2.3%)

 2. AMBAC FINANCIAL GROUP, INC. (2.1%)

 3. CONOCOPHILLIPS (1.9%)

 4. VIACOM, INC., CLASS B (1.6%)

 5. PROCTER & GAMBLE CO. (1.6%)

 6. CAPITAL ONE FINANCIAL CORP. (1.5%)

 7. ANADARKO PETROLEUM CORP. (1.5%)

 8. PG&E CORP. (1.4%)

 9. TYCO INTERNATIONAL LTD (BERMUDA) (1.4%)

10. CITIGROUP, INC. (1.4%)

TOP 10 EQUITY LONG POSITIONS COMPRISED 16.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($3,267 IN THOUSANDS). AS OF APRIL 30, 2003 THE FUND HELD 183 EQUITY LONG POSITIONS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                            JPMORGAN MARKET NEUTRAL FUND (SHORT)
                                                            As of April 30, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                 28.8%
Consumer goods & services           20.4%
Industrial products & services      11.0%
Technology                          10.4%
Utilities                            9.3%
Energy                               8.7%
Pharmaceuticals                      4.5%
REITs                                3.7%
Health services & systems            2.1%
Telecommunications                   1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. MARSH & MCLENNAN COMPANIES, INC. (2.6%)

 2. MARKEL CORP. (2.5%)

 3. AMERICAN INTERNATIONAL GROUP, INC. (2.2%)

 4. ANHEUSER-BUSCH COMPANIES, INC. (2.2%)

 5. THE PROGRESSIVE CORP. (2.0%)

 6. GENERAL MILLS, INC. (1.7%)

 7. E.I. DUPONT DE NEMOURS & CO. (1.6%)

 8. TXU CORP. (1.6%)

 9. CINCINNATI FINANCIAL CORP. (1.5%)

10. BURLINGTON RESOURCES, INC. (1.4%)

TOP 10 EQUITY SHORT POSITIONS COMPRISED 19.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($3,678 IN THOUSANDS). AS OF APRIL 30, 2003 THE FUND HELD 174 EQUITY SHORT POSITIONS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

JPMORGAN MARKET NEUTRAL FUND
As of April 30, 2003

AVERAGE ANNUAL TOTAL RETURNS

                                                SINCE INCEPTION
                          1 YEAR      3 YEARS      (12/31/98)
---------------------------------------------------------------
Class A Shares
  Without Sales Charge    (1.72%)      3.19%          2.38%
  With Sales Charge*      (7.36%)      1.17%          0.99%
---------------------------------------------------------------
Class B Shares
  Without CDSC            (2.20%)      2.99%          2.24%
  With CDSC**             (7.05%)      2.05%          1.84%
---------------------------------------------------------------
Institutional Shares      (1.41%)      3.28%          2.44%
---------------------------------------------------------------

[CHART]

LIFE OF FUND PERFORMANCE (12/31/98 TO 04/30/03)

                        JPMORGAN MARKET NEUTRAL FUND       MERRILL LYNCH 3-MONTH
                            (INSTITUTIONAL SHARES)        U.S. TREASURY BILL INDEX
12/31/98                     $ 3,000,000                        $ 3,000,000
01/31/99                     $ 2,967,900                        $ 3,010,800
02/28/99                     $ 2,961,964                        $ 3,019,531
03/31/99                     $ 2,929,975                        $ 3,031,911
04/30/99                     $ 3,020,218                        $ 3,043,736
05/31/99                     $ 3,040,152                        $ 3,055,606
06/30/99                     $ 3,062,041                        $ 3,068,440
07/31/99                     $ 3,094,192                        $ 3,081,021
08/31/99                     $ 3,079,959                        $ 3,093,345
09/30/99                     $ 3,075,955                        $ 3,107,265
10/31/99                     $ 3,035,352                        $ 3,119,383
11/30/99                     $ 3,079,972                        $ 3,131,861
12/31/99                     $ 2,982,337                        $ 3,145,954
01/31/00                     $ 3,007,985                        $ 3,159,482
02/29/00                     $ 2,986,628                        $ 3,173,383
03/31/00                     $ 3,042,478                        $ 3,189,885
04/30/00                     $ 3,023,006                        $ 3,204,877
05/31/00                     $ 3,010,007                        $ 3,224,427
06/30/00                     $ 3,055,158                        $ 3,238,292
07/31/00                     $ 3,065,851                        $ 3,252,864
08/31/00                     $ 3,052,974                        $ 3,269,779
09/30/00                     $ 3,115,560                        $ 3,287,109
10/31/00                     $ 3,171,640                        $ 3,304,202
11/30/00                     $ 3,180,204                        $ 3,322,375
12/31/00                     $ 3,231,723                        $ 3,340,648
01/31/01                     $ 3,307,668                        $ 3,362,697
02/28/01                     $ 3,280,876                        $ 3,375,475
03/31/01                     $ 3,287,438                        $ 3,391,002
04/30/01                     $ 3,334,448                        $ 3,405,922
05/31/01                     $ 3,390,467                        $ 3,419,206
06/30/01                     $ 3,439,629                        $ 3,429,121
07/31/01                     $ 3,464,394                        $ 3,440,437
08/31/01                     $ 3,475,480                        $ 3,451,791
09/30/01                     $ 3,424,043                        $ 3,466,633
10/31/01                     $ 3,448,696                        $ 3,475,647
11/30/01                     $ 3,476,286                        $ 3,483,293
12/31/01                     $ 3,472,114                        $ 3,488,866
01/31/02                     $ 3,457,879                        $ 3,494,100
02/28/02                     $ 3,460,299                        $ 3,498,642
03/31/02                     $ 3,446,804                        $ 3,503,890
04/30/02                     $ 3,378,213                        $ 3,509,496
05/31/02                     $ 3,364,024                        $ 3,515,111
06/30/02                     $ 3,356,960                        $ 3,520,033
07/31/02                     $ 3,330,775                        $ 3,525,313
08/31/02                     $ 3,314,121                        $ 3,530,248
09/30/02                     $ 3,295,231                        $ 3,535,896
10/31/02                     $ 3,311,707                        $ 3,541,200
11/30/02                     $ 3,349,461                        $ 3,546,866
12/31/02                     $ 3,344,436                        $ 3,551,122
01/31/03                     $ 3,332,396                        $ 3,554,674
02/28/03                     $ 3,327,731                        $ 3,557,873
03/31/03                     $ 3,313,422                        $ 3,562,142
04/30/03                     $ 3,330,815                        $ 3,565,348

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent-deferred sales charge) for the one year period and 3% CDSC for the three year period and 2% CDSC for the period since inception.

The Fund commenced operations on 12/31/98.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Market Neutral Fund and Merrill Lynch 3-Month U.S. Treasury Bill Index from December 31, 1998 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN GLOBAL 50 FUND
     As of April 30, 2003

Q: HOW DID THE FUND PERFORM?
A. JPMorgan Global 50 Fund, which seeks to provide high total return from a concentrated portfolio of global equity securities, rose 1.26% (Select Shares) in the six months ended April 30, 2003. This compares with a rise of 3.62% for the MSCI World Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A. In a period when stocks were driven largely by geopolitical concerns rather than fundamentals, the Fund trailed its MSCI World Index benchmark. Poor performance of holdings in the Retail, Insurance and Technology Hardware sectors detracted from performance. This was partly compensated for by strong relative performance in Healthcare, Basic Industries, and Banks & Finance.

In Retail, U.K. electronics goods store Dixons fell back after announcing disappointing 2002 earnings figures, and a monopolies investigation into its extended warranties. In the U.S., Home Depot stock performed poorly as it reported full-year sales figures significantly below expectations, raising doubts among some investors about management's abilities. And, in Japan, casual clothing store Fast Retailing fell after reporting a decline in margins.

The Fund's primary detractor from performance in the Insurance sector was Aegon, the Dutch insurer. Aegon holds a 5% stake in Ahold, the Dutch food retailer which suffered from accounting irregularities in its U.S. subsidiary. In Technology Hardware, Japanese company Fujitsu fell back after announcing poor results for the six months ended September 2002, impacted by higher-than-expected restructuring costs.

From a positive perspective, there was strong performance from Indian generic drugs manufacturer Ranbaxy Laboratories, where fourth-quarter 2002 profits increased by more than three times. Additionally, U.S. biotechnology company Amgen benefited from fourth-quarter product sales up more than 60%, and an increased appetite among investors for risk.

In the Basic Industries and Banking & Finance sectors, there was positive relative performance from a number of holdings, including Alumina, WMC, Capital One Finance and Countrywide Credit.

Q: HOW WAS THE FUND MANAGED?
A. The Fund reduced its exposure to Asia during the six months by selling two Korean stocks-Samsung Electronics and Shinhan Financial Group. This Fund is not bound to abide by any specific country allocations, instead monitoring its benchmark risk relative to global sectors.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                       38.6%
United Kingdom                      12.7%
Japan                                8.8%
France                               8.1%
The Netherlands                      5.8%
India                                4.5%
Hong Kong                            3.9%
Australia                            3.4%
Spain                                2.6%
Italy                                2.3%
Russia                               2.1%
Finland                              2.0%
Bermuda                              1.9%
Switzerland                          1.9%
South Korea                          1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. IBERDROLA SA (SPAIN) (2.6%)

 2. RELIANCE INDUSTRIES LTD (INDIA), GDR (2.6%)

 3. ELI LILLY & CO. (2.5%)

 4. PFIZER, INC. (2.5%)

 5. CAPITAL ONE FINANCIAL CORP. (2.3%)

 6. UNICREDITO ITALIANO SPA (ITALY) (2.3%)

 7. BRITISH SKY BROADCASTING PLC (UNITED KINGDOM) (2.3%)

 8. CIGNA CORP. (2.3%)

 9. VEOLIA ENVIRONNEMENT (FRANCE) (2.2%)

10. KONINKLIJKE KPN NV (THE NETHERLANDS) (2.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 23.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($5,916 IN THOUSANDS). AS OF APRIL 30, 2003 THE FUND HELD 51 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                SINCE INCEPTION
                          1 YEAR     3 YEARS      (5/29/98)
---------------------------------------------------------------
Class A Shares
  Without Sales Charge   (21.53%)    (20.07%)        (6.71%)
  With Sales Charge*     (26.05%)    (21.63%)        (7.83%)
---------------------------------------------------------------
Class B Shares
  Without CDSC           (21.94%)    (20.37%)        (6.93%)
  With CDSC**            (25.84%)    (21.11%)        (7.27%)
---------------------------------------------------------------
Class C Shares
  Without CDSC           (21.97%)    (20.38%)        (6.93%)
  With CDSC***           (22.75%)    (20.38%)        (6.93%)
---------------------------------------------------------------
Select Shares            (21.30%)    (19.93%)        (6.61%)
---------------------------------------------------------------

*Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and 3% CDSC for the three year period and 2% CDSC for the period since inception.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (05/29/98 TO 04/30/03)

               JPMORGAN GLOBAL 50 FUND (SELECT SHARES)    MSCI WORLD INDEX       LIPPER GLOBAL FUNDS INDEX
 5/29/98                      $  1,000,000                  $  1,000,000                $  1,000,000
 5/31/98                      $  1,000,000                  $  1,000,000                $  1,000,000
 6/30/98                      $    995,300                  $  1,023,600                $  1,003,100
 7/31/98                      $  1,004,656                  $  1,021,758                $  1,003,501
 8/31/98                      $    826,028                  $    885,353                $    857,391
 9/30/98                      $    786,709                  $    900,847                $    857,906
10/31/98                      $    890,712                  $    982,103                $    914,699
11/30/98                      $    951,370                  $  1,040,342                $    965,099
12/31/98                      $    982,004                  $  1,091,006                $  1,005,151
 1/31/99                      $  1,019,320                  $  1,114,790                $  1,026,158
 2/28/99                      $    989,352                  $  1,085,025                $    996,605
 3/31/99                      $  1,067,313                  $  1,130,054                $  1,030,789
 4/30/99                      $  1,127,936                  $  1,174,465                $  1,077,586
 5/31/99                      $  1,079,886                  $  1,131,362                $  1,045,905
 6/30/99                      $  1,153,210                  $  1,183,970                $  1,098,619
 7/31/99                      $  1,151,826                  $  1,180,300                $  1,101,585
 8/31/99                      $  1,165,879                  $  1,178,058                $  1,100,484
 9/30/99                      $  1,146,525                  $  1,166,513                $  1,090,910
10/31/99                      $  1,203,851                  $  1,226,938                $  1,133,346
11/30/99                      $  1,283,787                  $  1,261,292                $  1,209,507
12/31/99                      $  1,427,186                  $  1,363,205                $  1,343,883
 1/31/00                      $  1,382,515                  $  1,284,957                $  1,291,337
 2/29/00                      $  1,416,110                  $  1,288,298                $  1,371,142
 3/31/00                      $  1,453,920                  $  1,377,190                $  1,405,283
 4/30/00                      $  1,390,820                  $  1,318,797                $  1,335,160
 5/31/00                      $  1,346,175                  $  1,285,300                $  1,295,505
 6/30/00                      $  1,409,311                  $  1,328,357                $  1,346,807
 7/31/00                      $  1,356,461                  $  1,290,765                $  1,319,467
 8/31/00                      $  1,422,385                  $  1,332,586                $  1,373,038
 9/30/00                      $  1,326,943                  $  1,261,559                $  1,299,992
10/31/00                      $  1,260,994                  $  1,240,238                $  1,268,272
11/30/00                      $  1,184,074                  $  1,164,832                $  1,194,332
12/31/00                      $  1,222,201                  $  1,183,469                $  1,229,326
 1/31/01                      $  1,246,034                  $  1,206,310                $  1,249,733
 2/28/01                      $  1,118,564                  $  1,104,256                $  1,158,127
 3/31/01                      $  1,018,677                  $  1,031,486                $  1,077,637
 4/30/01                      $  1,091,716                  $  1,107,506                $  1,151,456
 5/31/01                      $  1,069,336                  $  1,093,109                $  1,144,432
 6/30/01                      $  1,044,741                  $  1,058,676                $  1,112,273
 7/31/01                      $  1,026,144                  $  1,044,490                $  1,084,689
 8/31/01                      $  1,002,235                  $    994,250                $  1,041,627
 9/30/01                      $    899,306                  $    906,557                $    944,339
10/31/01                      $    896,338                  $    923,872                $    967,853
11/30/01                      $    955,227                  $    978,381                $  1,020,601
12/31/01                      $    973,854                  $    984,447                $  1,035,399
 1/31/02                      $    911,625                  $    954,519                $  1,004,027
 2/28/02                      $    892,846                  $    946,120                $    998,103
 3/31/02                      $    931,059                  $    987,749                $  1,045,413
 4/30/02                      $    907,038                  $    954,165                $  1,020,010
 5/31/02                      $    901,777                  $    955,787                $  1,022,356
 6/30/02                      $    832,070                  $    897,676                $    962,957
 7/31/02                      $    744,370                  $    821,912                $    877,831
 8/31/02                      $    759,332                  $    823,309                $    881,869
 9/30/02                      $    656,670                  $    732,663                $    889,718
10/31/02                      $    703,884                  $    786,660                $    940,521
11/30/02                      $    748,863                  $    828,982                $    986,512
12/31/02                      $    713,067                  $    788,694                $    943,500
 1/31/03                      $    687,397                  $    764,639                $    913,214
 2/28/03                      $    672,274                  $    751,257                $    890,749
 3/31/03                      $    655,669                  $    748,778                $    880,862
 4/30/03                      $    714,110                  $    815,120                $    956,440

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 5/29/98.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global 50 Fund, MSCI World Index, and Lipper Global Funds Index from May 29, 1998 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Index is a replica (or model) of the world's equity markets. The Lipper Global Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN GLOBAL HEALTHCARE FUND
     As of April 30, 2003

Q: HOW DID THE FUND PERFORM?
A. JPMorgan Global Healthcare Fund, which seeks to provide high total return from a worldwide portfolio of equity securities in the healthcare sector, rose 3.98% (Select Shares) in the six months ended April 30, 2003. This compares with a rise of 3.01% for the MSCI World Healthcare Index.

Q: WHY DID THE FUND OUT PERFORM IN THIS WAY?
A. The Fund comfortably outperformed its MSCI World Healthcare Index benchmark in six months, when healthcare stocks appreciated in value. This was a positive period for the sector, both in terms of new drugs approved by the U.S. Food & Drug Administration (FDA), and an increased risk appetite which boosted biotechnology stock prices. Stock picking in the pharmaceutical and biotechnology sub-sectors, plus an overweight allocation to biotechnology, drove the Fund's outperformance.

Wyeth was among the best performing stocks, after reporting first-quarter 2003 results that were ahead of investor expectations. This global pharmaceutical company is currently marketing a strong portfolio of drugs. The stock also benefited as some investors bought back into it after selling in 2002 following difficulties with its hormone replacement therapy treatment.

Forest Laboratories was another robust performer, with the company reporting full-year results that were ahead of expectations due primarily to sales of the Celexa antidepressant. There are expectations for another good year in 2003 as Forest introduces its Lexapro antidepressant. It is also developing a promising treatment intended to ameliorate the symptoms of Alzheimer's disease.

Biotechnology performed exceptionally well in the period. Investors' increasing appetite for risk combined with improving fundamentals at many companies to boost stock prices. Fund holdings Amgen and MedImmune both rose more than 30% in price.

From a negative perspective, there was weak performance from both Roche and NicOx. Roche performed poorly as it made provisions relating to litigation against its vitamin business. NicOx performed badly following a confusing Phase II product trial.

Q: HOW WAS THE FUND MANAGED?
A. The Fund's holding in Pfizer was trimmed following its acquisition of Pharmacia to reduce it to the maximum 10% holding allowed for risk purposes. The allocation in biotechnology stocks was also cut back as biotechnology stock prices rose.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                       68.2%
United Kingdom                      11.1%
Switzerland                         10.1%
France                               4.7%
Japan                                3.0%
Germany                              1.2%
Israel                               0.9%
Belgium                              0.4%
India                                0.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. PFIZER, INC. (12.5%)

 2. JOHNSON & JOHNSON (7.7%)

 3. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (7.0%)

 4. NOVARTIS AG (SWITZERLAND) (5.7%)

 5. AMGEN, INC. (5.1%)

 6. WYETH (5.0%)

 7. ELI LILLY & CO. (4.7%)

 8. ABBOTT LABORATORIES (4.4%)

 9. ASTRAZENECA PLC (UNITED KINGDOM)  (3.9%)

10. ROCHE HOLDING AG (SWITZERLAND) (3.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 59.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($7,773 IN THOUSANDS). AS OF APRIL 30, 2003 THE FUND HELD 48 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                 SINCE INCEPTION
                                     1 YEAR         (9/29/00)
----------------------------------------------------------------
Class A Shares
  Without Sales Charge               (10.11%)         (5.93%)^^
  With Sales Charge*                 (15.31%)         (8.07%)^^
----------------------------------------------------------------
Class B Shares
  Without CDSC                       (10.56%)         (9.25%)
  With CDSC**                        (14.93%)        (10.29%)
----------------------------------------------------------------
Class C Shares
  Without CDSC                       (10.53%)         (9.25%)
  With CDSC***                       (11.41%)         (9.25%)
----------------------------------------------------------------
Select Shares                         (9.95%)         (8.73%)
----------------------------------------------------------------

*Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

^^Reflects a $2,000 gain to the net assets of the Share Class resulting from a capital share transactions. The total return would be approximately (8.94%) and (11.02%) for the since inception (without sales charge) return and since inception (with sales charge) return, respectively, exclusive of such transaction.

[CHART]

LIFE OF FUND PERFORMANCE (09/29/00 TO 04/30/03)

             JPMORGAN GLOBAL HEALTHCARE FUND                                             LIPPER HEALTH/BIOTECHNOLOGY
                     (SELECT SHARES)                    MSCI WORLD HEALTHCARE INDEX              FUNDS INDEX
 9/29/2000              $  1,000,000                           $  1,000,000                    $  1,000,000
 9/30/2000              $  1,000,000                           $  1,000,000                    $  1,000,000
10/31/2000              $  1,007,300                           $  1,012,000                    $    987,600
11/30/2000              $  1,034,598                           $  1,055,010                    $    957,281
12/31/2000              $  1,077,223                           $  1,082,968                    $  1,009,548
 1/31/2001              $    991,799                           $    995,572                    $    926,160
 2/28/2001              $    978,509                           $    999,455                    $    916,805
 3/31/2001              $    907,763                           $    934,590                    $    812,565
 4/30/2001              $    934,451                           $    952,348                    $    875,620
 5/31/2001              $    949,776                           $    960,633                    $    908,718
 6/30/2001              $    925,082                           $    931,334                    $    920,168
 7/31/2001              $    947,747                           $    967,749                    $    891,827
 8/31/2001              $    916,376                           $    933,587                    $    879,698
 9/30/2001              $    921,691                           $    950,952                    $    832,194
10/31/2001              $    921,046                           $    938,875                    $    859,989
11/30/2001              $    956,414                           $    961,502                    $    903,247
12/31/2001              $    932,026                           $    939,483                    $    903,879
 1/31/2002              $    900,430                           $    917,406                    $    850,098
 2/28/2002              $    905,112                           $    932,451                    $    822,640
 3/31/2002              $    917,241                           $    935,528                    $    845,510
 4/30/2002              $    876,974                           $    900,259                    $    802,727
 5/31/2002              $    860,224                           $    879,103                    $    779,367
 6/30/2002              $    803,105                           $    820,642                    $    716,161
 7/31/2002              $    774,916                           $    781,990                    $    689,949
 8/31/2002              $    775,613                           $    782,459                    $    681,118
 9/30/2002              $    726,595                           $    739,737                    $    658,232
10/31/2002              $    759,509                           $    780,349                    $    682,587
11/30/2002              $    774,320                           $    790,571                    $    694,327
12/31/2002              $    752,639                           $    770,491                    $    667,040
 1/31/2003              $    743,682                           $    761,091                    $    664,506
 2/28/2003              $    717,579                           $    740,846                    $    649,886
 3/31/2003              $    741,618                           $    762,182                    $    673,087
 4/30/2003              $    789,831                           $    803,873                    $    706,607

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 9/29/00.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global Healthcare Fund, MSCI World Healthcare Index, and Lipper Health/Biotechnology Funds Index from September 29, 2000 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Healthcare Index is a replica (or model) of the world's healthcare/healthcare services industries. The Lipper Health/Biotechnology Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN MARKET NEUTRAL FUND
     PORTFOLIO OF INVESTMENTS

As of April 30, 2003 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- 100.0% **
--------------------------------------------------------------------------------
             COMMON STOCKS -- 98.0%
             Aerospace -- 1.2%
        1    Northrop Grumman Corp.                                   $       53
        3    United Technologies Corp.                                       173
                                                                      ----------
                                                                             226
             Agricultural Production/Services -- 1.0%
        4    Altria Group, Inc.                                              111
        5    Monsanto Co.                                                     92
                                                                      ----------
                                                                             203
             Apparel -- 1.3%
        5    Jones Apparel Group, Inc. *                                     140
        2    Nike, Inc., Class B                                             112
                                                                      ----------
                                                                             252
             Automotive -- 1.0%
        2    Harley-Davidson, Inc.                                            75
        1    Johnson Controls, Inc.                                           58
        1    Lear Corp. *                                                     44
        2    Visteon Corp.                                                    14
                                                                      ----------
                                                                             191
             Banking -- 8.7%
        2    Bank One Corp.                                                   68
        0^^  First Tennessee National Corp.                                   13
        3    FirstMerit Corp.                                                 70
        0^^  FleetBoston Financial Corp.                                       3
        3    GreenPoint Financial Corp.                                      148
        5    Hibernia Corp., Class A                                          98
        3    IndyMac Bancorp, Inc. *                                          58
        8    Marshall & Ilsley Corp.                                         232
       10    Mellon Financial Corp.                                          250
        6    National Commerce Financial Corp.                               130
        0^^  PNC Financial Services Group, Inc.                               18
        7    SouthTrust Corp.                                                199
        3    SunTrust Banks, Inc.                                            166
       11    U.S. Bancorp                                                    233
        0^^  Westamerica Bancorporation                                        9
                                                                      ----------
                                                                           1,695
             Biotechnology -- 2.1%
        2    Amgen, Inc. *                                                   110
        2    Gilead Sciences, Inc. *                                         111
        6    Human Genome Sciences, Inc. *                                    74
        3    MedImmune, Inc. *                                               120
                                                                      ----------
                                                                             415
             Business Services -- 1.6%
       10    Accenture LTD (Bermuda), Class A *                              160
        1    Cendant Corp. *                                                   9
        2    Computer Sciences Corp. *                                        59
        2    First Data Corp.                                                 75
                                                                      ----------
                                                                             303

                       See notes to financial statements.


   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- Continued
--------------------------------------------------------------------------------
             Chemicals -- 2.0%
        2    Air Products & Chemicals, Inc.                           $       86
        2    Eastman Chemical Co.                                             49
        2    Lyondell Chemical Co.                                            25
        2    PPG Industries, Inc.                                            116
        1    Praxair, Inc.                                                    70
        1    Rohm & Haas Co.                                                  40
                                                                      ----------
                                                                             386
             Computer Networks -- 0.9%
        7    Cisco Systems, Inc. *                                           110
        7    Juniper Networks, Inc. *                                         69
                                                                      ----------
                                                                             179
             Computer Software -- 1.9%
        1    Electronic Arts, Inc. *                                          30
        7    Microsoft Corp.                                                 174
        4    SAP AG (Germany), ADR *                                         107
        7    Siebel Systems, Inc. *                                           63
                                                                      ----------
                                                                             374
             Computers/Computer Hardware -- 1.7%
        2    International Business Machines Corp.                           127
        0^^  Lexmark International, Inc. *                                    22
        2    NCR Corp. *                                                      42
       12    Seagate Technology Holdings *                                   142
                                                                      ----------
                                                                             333
             Construction Materials -- 0.2%
        2    Masco Corp.                                                      34

             Consumer Products -- 2.6%
        3    Procter & Gamble Co.                                            306
        7    The Gillette Co.                                                210
                                                                      ----------
                                                                             516
             Diversified -- 1.5%
        1    General Electric Co.                                             15
       18    Tyco International LTD (Bermuda)                                281
                                                                      ----------
                                                                             296
             Entertainment/Leisure -- 0.3%
        2    Carnival Corp.                                                   66

             Environmental Services -- 0.2%
        2    Waste Management, Inc.                                           39

             Financial Services -- 8.7%
        5    AmeriCredit Corp. *                                              31
        7    Capital One Financial Corp.                                     301
        5    CIT Group, Inc.                                                 104
        7    Citigroup, Inc.                                                 267
        4    Countrywide Financial Corp.                                     257
       25    E*TRADE Group, Inc. *                                           135
        2    Freddie Mac                                                     133
        3    Goldman Sachs Group, Inc.                                       228

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- Continued
--------------------------------------------------------------------------------
             Financial Services -- Continued
        1    Janus Capital Group, Inc.                                $       11
        5    Morgan Stanley                                                  242
                                                                      ----------
                                                                           1,709
             Food/Beverage Products -- 3.1%
        1    Kellogg Co.                                                      23
        4    Kraft Foods, Inc., Class A                                      136
       11    The Coca-Cola Co.                                               444
                                                                      ----------
                                                                             603
             Health Care/Health Care Services -- 4.3%
        1    Aetna, Inc.                                                      50
        1    Anthem, Inc. *                                                   41
        5    CIGNA Corp.                                                     256
        4    Guidant Corp. *                                                 168
        1    HCA, Inc.                                                        45
        4    McKesson Corp.                                                  103
        1    Medtronic, Inc.                                                  33
        2    Tenet Healthcare Corp. *                                         28
        1    UnitedHealth Group, Inc.                                        120
                                                                      ----------
                                                                             844
             Industrial Components -- 0.1%
        1    SPX Corp. *                                                      27
             Insurance -- 10.0%
        7    AMBAC Financial Group, Inc.                                     419
        9    AON Corp.                                                       206
        1    Chubb Corp.                                                      32
        1    Hartford Financial Services Group, Inc.                          37
        0^^  John Hancock Financial Services, Inc.                            12
        5    MBIA, Inc.                                                      228
        9    Metlife, Inc.                                                   256
        4    Protective Life Corp.                                           126
        2    St. Paul Companies, Inc.                                         69
        3    The Allstate Corp.                                               94
        6    Torchmark Corp.                                                 248
       15    Travelers Property Casualty Corp., Class A                      243
        1    UnumProvident Corp.                                               7
                                                                      ----------
                                                                           1,977
             Internet Services/Software -- 0.9%
        2    eBay, Inc. *                                                    157
        0^^  Symantec Corp. *                                                  9
                                                                      ----------
                                                                             166
             Leasing -- 0.2%
        2    GATX Corp.                                                       38

             Machinery & Engineering Equipment -- 0.9%
        4    Ingersoll-Rand Co., LTD (Bermuda), Class A                      181

             Manufacturing -- 0.4%
        3    Honeywell International, Inc.                                    78

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- Continued
--------------------------------------------------------------------------------
             Metals/Mining -- 1.8%
        4    Alcan, Inc. (Canada)                                     $      120
       10    Alcoa, Inc.                                                     236
                                                                      ----------
                                                                             356
             Multi-Media -- 3.0%
        0^^  Comcast Corp., Class A *                                          9
        1    Comcast Corp., Special Class A *                                 24
        0^^  Fox Entertainment Group, Inc., Class A *                          3
        4    Liberty Media Corp., Class A *                                   39
        4    Tribune Co.                                                     186
        7    Viacom, Inc., Class B *                                         316
                                                                      ----------
                                                                             577
             Oil & Gas -- 8.0%
        6    Anadarko Petroleum Corp.                                        284
        4    Baker Hughes, Inc.                                              123
        7    ConocoPhillips                                                  367
        4    Cooper Cameron Corp. *                                          177
        1    Devon Energy Corp.                                               61
        6    Diamond Offshore Drilling, Inc.                                 106
        4    ENSCO International, Inc.                                        89
        1    GlobalSantaFe Corp.                                              28
        1    Kerr-McGee Corp. *                                               55
        5    Rowan Companies, Inc.                                           107
        4    Transocean, Inc.                                                 69
        3    Valero Energy Corp.                                              99
                                                                      ----------
                                                                           1,565
             Packaging -- 0.5%
        7    Smurfit-Stone Container Corp. *                                  93

             Paper/Forest Products -- 1.0%
        1    Bowater, Inc.                                                    55
        2    Georgia-Pacific Corp.                                            25
        3    Temple-Inland, Inc.                                             122
                                                                      ----------
                                                                             202
             Pharmaceuticals -- 2.4%
        3    Abbott Laboratories                                             102
        5    Bristol-Myers Squibb Co.                                        135
        3    Forest Laboratories, Inc. *                                     134
        1    Vertex Pharmaceuticals, Inc. *                                   10
        0^^  Watson Pharmaceuticals, Inc. *                                    9
        2    Wyeth                                                            87
                                                                      ----------
                                                                             477
             Pipelines -- 0.2%
        6    Dynegy, Inc., Class A                                            27
        1    El Paso Corp.                                                     4
                                                                      ----------
                                                                              31
             Real Estate Investment Trust -- 3.6%
        1    Archstone-Smith Trust                                            23
        0^^  Arden Realty, Inc.                                                7
        1    Camden Property Trust                                            42
        4    CarrAmerica Realty Corp.                                        104
        5    Developers Diversified Realty Corp.                             113

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- Continued
--------------------------------------------------------------------------------
             Real Estate Investment Trust -- Continued
        2    Duke Realty Corp.                                        $       60
        1    General Growth Properties, Inc.                                  56
        3    Highwoods Properties, Inc.                                       57
        4    ProLogis                                                         90
        3    The Rouse Co.                                                   118
        2    United Dominion Realty Trust, Inc.                               27
                                                                      ----------
                                                                             697
             Restaurants/Food Services -- 1.4%
        4    Darden Restaurants, Inc.                                         61
        3    Wendy's International, Inc.                                      87
        5    Yum! Brands, Inc. *                                             129
                                                                      ----------
                                                                             277
             Retailing -- 5.5%
        5    Abercrombie & Fitch Co., Class A *                              158
        2    Bed Bath & Beyond, Inc. *                                        87
        4    BJ's Wholesale Club, Inc. *                                      51
        5    CVS Corp.                                                       128
        2    Family Dollar Stores                                             75
        7    Home Depot, Inc.                                                188
        2    Kohl's Corp. *                                                  131
        2    Lowe's Companies, Inc.                                           70
        4    Target Corp.                                                    117
        4    The Gap, Inc.                                                    60
                                                                      ----------
                                                                           1,065
             Semi-Conductors -- 2.5%
        8    Altera Corp. *                                                  127
        2    Analog Devices, Inc. *                                           76
        4    Applied Materials, Inc. *                                        63
        4    Intersil Corp., Class A *                                        65
        1    Micron Technology, Inc. *                                         9
        1    QLogic Corp. *                                                   44
        3    Teradyne, Inc. *                                                 30
        2    Xilinx, Inc. *                                                   65
                                                                      ----------
                                                                             479
             Steel -- 0.3%
        4    United States Steel Corp.                                        54

             Telecommunications -- 0.9%
        8    AT&T Wireless Services, Inc. *                                   49
        6    Sprint Corp. - PCS Group *                                       22
        3    Verizon Communications, Inc.                                    108
                                                                      ----------
                                                                             179
             Telecommunications Equipment -- 0.7%
        6    Lucent Technologies, Inc. *                                      10
        3    Nokia OYJ (Finland), ADR                                         55
        2    QUALCOMM, Inc.                                                   64
                                                                      ----------
                                                                             129
             Toys & Games -- 0.3%
        2    Mattel, Inc.                                                     52

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long Positions -- Continued
--------------------------------------------------------------------------------
             Utilities -- 9.1%
        1    American Electric Power Co., Inc.                        $       32
        2    CMS Energy Corp.                                                  9
        2    Dominion Resources, Inc.                                        112
        6    DTE Energy Co.                                                  226
       17    Edison International *                                          242
        5    FirstEnergy Corp.                                               179
       10    Pepco Holdings, Inc.                                            179
       19    PG&E Corp. *                                                    282
        7    Pinnacle West Capital Corp.                                     233
        1    Public Service Enterprise Group, Inc.                            42
       18    Sierra Pacific Resources                                         66
       14    XCEL Energy, Inc.                                               185
                                                                      ----------
                                                                           1,787
             -------------------------------------------------------------------
             Total Common Stocks
               (Cost $17,678)                                             19,151
--------------------------------------------------------------------------------
     Short-Term Investments -- 2.0%
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
             U.S. TREASURY SECURITY -- 0.3%
$      50    U.S. Treasury Note, 3.00%, 11/30/03
               (Cost $51)                                                     51

   SHARES
             MONEY MARKET FUND -- 1.7%
      327    JPMorgan Prime Money Market Fund (a)
               (Cost $327)                                                   327
--------------------------------------------------------------------------------
             Total Short-Term Investments
               (Cost $378)                                                   378
--------------------------------------------------------------------------------
             Total Long Positions -- 100.0%
               (Cost $18,056)                                         $   19,529
--------------------------------------------------------------------------------

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Short Positions -- 100.0%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             Advertising -- 1.0%
      (8)    Interpublic Group of Companies, Inc.                     $      (88)
      (2)    Omnicom Group                                                  (105)
                                                                      ----------
                                                                            (193)
             Aerospace -- 0.9%
      (1)    General Dynamics Corp.                                          (81)
      (2)    Lockheed Martin Corp.                                           (90)
                                                                      ----------
                                                                            (171)
             Airlines -- 0.7%
      (9)    Southwest Airlines Co.                                         (140)

             Apparel -- 0.3%
      (1)    Coach, Inc. *                                                   (61)

             Automotive -- 0.1%
      (1)    Ford Motor Co.                                                   (6)
      (0)^^  General Motors Corp.                                            (14)
                                                                      ----------
                                                                             (20)
             Banking -- 11.0%
      (3)    Bank of America Corp.                                          (215)
      (6)    BB&T Corp.                                                     (192)
      (4)    Commerce Bancorp, Inc.                                         (163)
      (3)    Commerce Bancshares, Inc.                                       (98)
      (1)    Fifth Third Bancorp                                             (74)
      (1)    FNB Corp.                                                       (36)
      (5)    Fulton Financial Corp.                                          (90)
      (9)    Huntington Bancshares, Inc.                                    (181)
      (3)    M&T Bank Corp.                                                 (237)
      (4)    National City Corp.                                            (117)
      (5)    Northern Trust Corp.                                           (190)
      (2)    Regions Financial Corp.                                         (61)
      (1)    The Bank of New York Co., Inc.                                  (31)
      (5)    Valley National Bancorp                                        (139)
      (4)    Washington Federal, Inc.                                        (98)
      (1)    Wells Fargo & Co.                                               (58)
      (2)    Zions Bancorporation                                           (123)
                                                                      ----------
                                                                          (2,103)
             Biotechnology -- 2.2%
      (2)    Biogen, Inc. *                                                  (69)
      (3)    Chiron Corp. *                                                 (106)
      (2)    Genentech, Inc. *                                               (87)
      (4)    Genzyme Corp. - General Division *                             (153)
                                                                      ----------
                                                                            (415)
             Broadcasting/Cable -- 0.5%
      (2)    Clear Channel Communications, Inc. *                            (86)
      (0)^^  Cox Communications, Inc., Class A *                             (17)
                                                                      ----------
                                                                            (103)
             Business Services -- 1.7%
      (8)    Electronic Data Systems Corp.                                  (140)
      (6)    IMS Health, Inc.                                               (100)

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Short Positions -- Continued
--------------------------------------------------------------------------------
             Business Services -- Continued
      (2)    Paychex, Inc.                                            $      (75)
                                                                      ----------
                                                                            (315)
             Chemicals -- 2.1%
      (7)    E.I. DuPont de Nemours & Co.                                   (302)
      (3)    The Dow Chemical Co.                                            (98)
                                                                      ----------
                                                                           (400)
             Computer Networks -- 0.1%
      (0)^^  Brocade Communications Systems, Inc. *                           (0)^^

             Computer Software -- 2.0%
      (8)    BEA Systems, Inc. *                                             (88)
      (8)    Computer Associates International, Inc.                        (125)
      (4)    J.D. Edwards & Co. *                                            (46)
      (4)    Oracle Corp. *                                                  (53)
      (3)    PeopleSoft, Inc. *                                              (44)
      (1)    VERITAS Software Corp. *                                        (24)
                                                                      ----------
                                                                            (380)
             Computers/Computer Hardware -- 1.6%
      (8)    Apple Computer, Inc. *                                         (111)
      (3)    EMC Corp. *                                                     (31)
     (22)    Gateway, Inc. *                                                 (65)
      (2)    Hewlett-Packard Co.                                             (29)
     (19)    Sun Microsystems, Inc. *                                        (61)
                                                                      ----------
                                                                            (297)
             Consumer Products -- 1.8%
      (2)    Clorox Co.                                                      (95)
      (3)    Colgate-Palmolive Co.                                          (154)
      (3)    Newell Rubbermaid, Inc.                                         (92)
                                                                      ----------
                                                                            (341)
             Electronics/Electrical Equipment -- 0.9%
      (2)    Agilent Technologies, Inc. *                                    (35)
      (0)    Emerson Electric Co.                                            (21)
      (5)    Waters Corp. *                                                 (110)
                                                                      ----------
                                                                            (166)
             Entertainment/Leisure -- 0.2%
      (0)^^  International Game Technology *                                 (34)

             Financial Services -- 6.0%
      (4)    American Express Co.                                           (144)
      (3)    Charter One Financial, Inc.                                     (75)
      (7)    Franklin Resources, Inc.                                       (251)
      (4)    Lehman Brothers Holdings, Inc.                                 (258)
      (4)    State Street Corp.                                             (137)
      (1)    T. Rowe Price Group, Inc.                                       (30)
      (4)    The Bear Stearns Co., Inc.                                     (241)
                                                                      ----------
                                                                          (1,136)
             Food/Beverage Products -- 5.2%
      (8)    Anheuser-Busch Companies, Inc.                                 (414)
      (6)    Campbell Soup Co.                                              (130)
      (7)    General Mills, Inc.                                            (320)

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Short Positions -- Continued
--------------------------------------------------------------------------------
             Food/Beverage Products -- Continued
      (3)    H.J. Heinz Co.                                           $      (93)
      (1)    Hershey Foods Corp.                                             (39)
                                                                      ----------
                                                                            (996)
             Health Care/Health Care Services -- 2.1%
      (3)    Baxter International, Inc.                                      (76)
      (0)^^  Becton, Dickinson & Co.                                          (7)
      (1)    Boston Scientific Corp. *                                       (56)
      (3)    Cardinal Health, Inc.                                          (166)
      (0)^^  St. Jude Medical, Inc. *                                         (5)
      (4)    Triad Hospitals, Inc. *                                         (84)
                                                                      ----------
                                                                            (394)
             Hotels/Other Lodging -- 1.1%
     (12)    Hilton Hotels Corp.                                            (159)
      (2)    Starwood Hotels & Resorts Worldwide, Inc.                       (59)
                                                                      ----------
                                                                            (218)
             Insurance -- 11.8%
      (2)    ACE LTD (Bermuda)                                               (66)
      (7)    American International Group, Inc.                             (411)
      (8)    Cincinnati Financial Corp.                                     (291)
      (2)    Markel Corp. *                                                 (485)
     (10)    Marsh & McLennan Companies, Inc.                               (491)
      (3)    Mercury General Corp.                                          (119)
      (6)    The Progressive Corp.                                          (381)
                                                                      ----------
                                                                          (2,244)
             Internet Services/Software -- 0.8%
     (22)    Ariba, Inc. *                                                   (72)
      (6)    VeriSign, Inc. *                                                (73)
      (1)    Yahoo!, Inc. *                                                  (16)
                                                                      ----------
                                                                            (161)
             Machinery & Engineering Equipment -- 1.4%
      (4)    Caterpillar, Inc.                                              (221)
      (1)    Dover Corp.                                                     (40)
                                                                      ----------
                                                                            (261)
             Manufacturing -- 1.7%
      (0)^^  3M Co.                                                          (25)
      (1)    Danaher Corp.                                                   (76)
      (3)    Illinois Tool Works, Inc.                                      (224)
                                                                      ----------
                                                                            (325)
             Metals/Mining -- 2.9%
      (4)    Freeport-McMoRan Copper & Gold, Inc., Class B *                 (64)
      (6)    Inco LTD (Canada) *                                            (107)
     (10)    Newmont Mining Corp.                                           (259)
      (1)    Phelps Dodge Corp. *                                            (38)
      (8)    Placer Dome, Inc. (Canada)                                      (83)
                                                                      ----------
                                                                            (551)
             Multi-Media -- 1.3%
      (0)^^  AOL Time Warner, Inc. *                                          (2)
      (0)^^  Gannett Co., Inc.                                               (15)
      (1)    Knight Ridder, Inc.                                             (90)
      (3)    New York Times Co., Class A                                    (139)

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Short Positions -- Continued
--------------------------------------------------------------------------------
             Multi-Media -- Continued
      (1)    The Walt Disney Co.                                      $      (11)
                                                                      ----------
                                                                            (257)
             Oil & Gas -- 8.7%
      (3)    Amerada Hess Corp.                                             (144)
      (6)    Burlington Resources, Inc.                                     (278)
      (8)    Marathon Oil Corp.                                             (173)
      (3)    Murphy Oil Corp.                                               (146)
      (2)    Noble Corp. *                                                   (62)
      (4)    Occidental Petroleum Corp.                                     (113)
      (3)    Patterson-UTI Energy, Inc. *                                   (106)
      (0)^^  Pogo Producing Co.                                               (9)
      (4)    Schlumberger LTD                                               (180)
      (3)    Smith International, Inc. *                                    (117)
      (3)    Sunoco, Inc.                                                   (127)
      (5)    Unocal Corp.                                                   (127)
      (2)    Weatherford International LTD *                                 (76)
                                                                      ----------
                                                                          (1,658)
             Paper/Forest Products -- 1.2%
      (7)    International Paper Co.                                        (236)

             Pharmaceuticals -- 2.3%
      (1)    Allergan, Inc.                                                  (99)
      (3)    Johnson & Johnson                                              (163)
      (3)    Merck & Co., Inc.                                              (180)
                                                                      ----------
                                                                            (442)
             Real Estate Investment Trust -- 3.7%
      (3)    AMB Property Corp.                                              (87)
      (3)    Boston Properties, Inc.                                        (106)
      (1)    BRE Properties, Class A                                         (37)
     (12)    Host Marriott Corp. *                                           (93)
      (2)    Pan Pacific Retail Properties, Inc.                             (82)
      (5)    Public Storage, Inc.                                           (151)
      (3)    Regency Centers Corp.                                          (106)
      (1)    Weingarten Realty Investors                                     (35)
                                                                      ----------
                                                                            (697)
             Restaurants/Food Services -- 0.2%
      (2)    McDonald's Corp.                                                (41)

             Retailing -- 7.8%
      (6)    Albertson's, Inc.                                              (119)
      (2)    Best Buy Co., Inc. *                                            (66)
      (3)    CarMax, Inc. *                                                  (61)
     (13)    Circuit City Stores, Inc.                                       (77)
      (3)    Costco Wholesale Corp. *                                       (118)
      (5)    Dollar General Corp. *                                          (76)
      (1)    Federated Department Stores, Inc. *                             (37)
      (2)    Kroger Co. *                                                    (31)
      (7)    Limited Brands, Inc.                                           (108)
      (4)    Nordstrom, Inc.                                                 (73)
      (6)    RadioShack Corp.                                               (142)
      (4)    Safeway, Inc. *                                                 (68)

                        See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Short Positions -- Continued
--------------------------------------------------------------------------------
             Retailing -- Continued
      (1)    Sears, Roebuck & Co.                                     $      (28)
      (3)    The May Department Stores Co.                                   (76)
      (2)    Tiffany & Co.                                                   (69)
     (13)    Toys "R" Us, Inc. *                                            (135)
      (3)    Wal-Mart Stores, Inc.                                          (158)
      (1)    Walgreen Co.                                                    (40)
                                                                      ----------
                                                                          (1,482)
             Semi-Conductors -- 2.7%
     (16)    Advanced Micro Devices, Inc. *                                 (118)
      (3)    Broadcom Corp., Class A *                                       (61)
      (2)    Intel Corp.                                                     (37)
      (1)    KLA-Tencor Corp. *                                              (33)
      (1)    Linear Technology Corp.                                         (45)
     (14)    LSI Logic Corp. *                                               (78)
      (1)    National Semiconductor Corp. *                                  (10)
      (7)    Texas Instruments, Inc.                                        (133)
                                                                      ----------
                                                                            (515)
             Shipping/Transportation -- 0.5%
      (1)    FedEx Corp.                                                     (84)
      (0)^^  United Parcel Service, Inc., Class B                            (12)
                                                                      ----------
                                                                             (96)
             Telecommunications -- 1.1%
      (1)    Alltel Corp.                                                    (61)
      (2)    AT&T Corp.                                                      (34)
      (0)^^  BellSouth Corp.                                                 (13)
      (5)    Nextel Communications, Inc., Class A *                          (74)
      (6)    Tellabs, Inc. *                                                 (36)
                                                                      ----------
                                                                            (218)
             Telecommunications Equipment -- 0.8%
      (6)    CIENA Corp. *                                                   (32)
      (8)    Corning, Inc. *                                                 (45)
     (23)    JDS Uniphase Corp. *                                            (73)
                                                                      ----------
                                                                            (150)
             Utilities -- 9.3%
     (19)    Centerpoint Energy, Inc.                                       (153)
      (7)    Cinergy Corp.                                                  (256)
      (3)    Duke Energy Corp.                                               (53)
      (0)^^  Entergy Corp.                                                   (20)
      (4)    FPL Group, Inc.                                                (243)
      (7)    KeySpan Corp.                                                  (230)
      (4)    TECO Energy, Inc.                                               (43)
     (29)    The AES Corp. *                                                (172)
      (7)    The Southern Co.                                               (198)
     (15)    TXU Corp.                                                      (305)
      (3)    WPS Resources Corp.                                            (105)
                                                                      ----------
                                                                          (1,778)
             Wholesaling -- 0.3%
      (1)    W.W. Grainger, Inc.                                             (60)

--------------------------------------------------------------------------------
             Total Short Positions -- 100.0%
               (Proceeds $17,251)                                     $  (19,055)
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN GLOBAL 50 FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 99.4%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             Australia -- 3.4%
       32    Commonwealth Bank of Australia                           $      549
       31    WMC Resources LTD, ADR *                                        299
                                                                      ----------
                                                                             848
             Bermuda -- 1.9%
       29    Accenture LTD, Class A *                                        471

             Finland -- 2.0%
       29    Nokia OYJ                                                       494

             France -- 8.1%
       21    France Telecom                                                  480
        8    Lafarge SA                                                      526
        4    Total Fina Elf SA                                               460
       26    Veolia Environnement                                            557
                                                                      ----------
                                                                           2,023
             Hong Kong -- 3.9%
      111    CLP Holdings LTD                                                454
      298    Wharf Holdings LTD                                              521
                                                                      ----------
                                                                             975
             India -- 4.5%
       31    Ranbaxy Laboratories LTD, GDR                                   477
       55    Reliance Industries LTD, GDR, #                                 641
                                                                      ----------
                                                                           1,118
             Italy -- 2.3%
      131    UniCredito Italiano SPA                                         573

             Japan -- 8.8%
       92    Dalwa Securities Group, Inc.                                    362
       19    Fast Retailing Co., LTD                                         538
      125    Fujitsu LTD                                                     349
       15    Honda Motor Co., LTD                                            497
        9    Kyocera Corp.                                                   434
                                                                      ----------
                                                                           2,180
             Russia -- 2.1%
        7    LUKOIL, ADR                                                     510

             South Korea -- 1.4%
       23    SK Telecom Co., LTD, ADR                                        346

             Spain -- 2.6%
       40    Iberdrola SA                                                    652

             Switzerland -- 1.9%
       10    UBS AG                                                          482

             The Netherlands -- 5.8%
       54    Aegon NV                                                        547
        9    Heineken NV                                                     339
       84    Koninklijke KPN NV *                                            556
                                                                      ----------
                                                                           1,442

                       See notes to financial statements.

   SHARES    ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
             United Kingdom -- 12.7%
       54    British Sky Broadcasting PLC *                           $      559
      142    BT Group PLC                                                    408
       16    Carnival PLC                                                    388
       67    Prudential PLC                                                  410
       26    Reckitt Benckiser PLC                                           458
       49    Unilever PLC                                                    479
      234    Vodafone Group PLC                                              461
                                                                      ----------
                                                                           3,163
             United States -- 38.0%
        9    AMBAC Financial Group, Inc.                                     517
       10    Anadarko Petroleum Corp.                                        447
       14    Capital One Financial Corp.                                     581
        7    Carnival Corp.                                                  198
       11    CIGNA Corp.                                                     559
       20    Cisco Systems, Inc. *                                           301
       13    Citigroup, Inc.                                                 518
        7    Countrywide Financial Corp.                                     506
        6    eBay, Inc. *                                                    537
       10    Eli Lilly & Co.                                                 631
       14    Exxon Mobil Corp.                                               508
       18    General Electric Co.                                            533
       19    Home Depot, Inc.                                                540
       18    Microsoft Corp.                                                 449
       20    Pfizer, Inc.                                                    607
       21    U.S. Bancorp                                                    458
        8    United Technologies Corp.                                       487
       12    Viacom, Inc., Class B *                                         521
       12    Wyeth                                                           518
                                                                      ----------
                                                                           9,416
             -------------------------------------------------------------------
             Total Common Stocks
               (Cost $24,559)                                             24,693
--------------------------------------------------------------------------------
         Short-Term Investments -- 0.6%
--------------------------------------------------------------------------------

PRINCIPAL
   AMOUNT
             U.S. TREASURY SECURITY -- 0.5%
$     130    U.S. Treasury Bill, 1.08%, 8/28/03
               (Cost $130)                                                   130

   SHARES
             MONEY MARKET FUND -- 0.1%
       14    JPMorgan Prime Money Market Fund (a)
               (Cost $14)                                                     14
--------------------------------------------------------------------------------
             Total Short-Term Investments
               (Cost $144)                                                   144
--------------------------------------------------------------------------------
             Total Investments -- 100.0%
               (Cost $24,703)                                         $   24,837
--------------------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

                                                                  % OF INVESTMENT
INDUSTRY                                                             SECURITIES
---------------------------------------------------------------------------------
Telecommunications                                                      9.4%
Pharmaceuticals                                                         9.0
Banking                                                                 8.3
Financial Services                                                      7.9
Oil & Gas                                                               7.8
Insurance                                                               5.9
Utilities                                                               4.5
Retailing                                                               4.3
Diversified                                                             4.2
Food/Beverage Products                                                  3.3
Chemicals                                                               2.6
Entertainment/Leisure                                                   2.4
Healthcare/Healthcare Services                                          2.3
Broadcasting/Cable                                                      2.3
Environmental Services                                                  2.2
Internet Services/Software                                              2.2
Construction Materials                                                  2.1
Multi-Media                                                             2.1
Automotive                                                              2.0
Aerospace                                                               2.0
Business Services                                                       1.9
Consumer Products                                                       1.8
Computer Software                                                       1.8
Electronics/Electrical Equipment                                        1.7
Telecommunications Equipment                                            1.6
Computers/Computer Hardware                                             1.4
Computer Networks                                                       1.2
Metals/Mining                                                           1.2
Other (below 1%)                                                        0.6
---------------------------------------------------------------------------------
Total                                                                 100.0%
---------------------------------------------------------------------------------

                       See notes to financial statements.

Forward Foreign Currency Exchange Contracts

                                                                NET UNREALIZED
                                    SETTLEMENT       VALUE       APPRECIATION/
                      SETTLEMENT      VALUE       AT 4/30/03    (DEPRECIATION)
   CONTRACTS TO BUY      DATE         (USD)          (USD)          (USD)
--------------------------------------------------------------------------------
       130   GBP for
     1,610   HKD         5/23/03  $          206  $      207    $              1
       430   AUD         5/23/03             262         269                   7
     1,011   CAD         5/23/03             661         704                  43
       493   CHF         5/23/03             360         364                   4
     2,590   EUR         5/23/03           2,833       2,889                  56
       376   GBP         5/23/03             594         600                   6
   371,124   JPY         5/23/03           3,129       3,114                 (15)
     1,905   SEK         5/23/03             222         232                  10
       237   SGD         5/23/03             136         134                  (2)
                                  --------------  ----------    ----------------
                                  $        8,403  $    8,513    $            110
                                  ==============  ==========    ================

                                                                 NET UNREALIZED
                                     SETTLEMENT      VALUE       APPRECIATION/
                      SETTLEMENT      VALUE       AT 4/30/03     (DEPRECIATION)
   CONTRACTS TO SELL     DATE         (USD)         (USD)            (USD)
--------------------------------------------------------------------------------
     1,138   AUD         5/23/03  $          666  $      710    $            (44)
       203   CHF         5/23/03             150         150                  --^^
     4,725   EUR         5/23/03           5,077       5,271                (194)
       772   GBP         5/23/03           1,221       1,232                 (11)
     3,889   HKD         5/23/03             499         499                  --^^
   294,740   JPY         5/23/03           2,463       2,473                 (10)
                                  --------------  ----------    ----------------
                                  $       10,076  $   10,335    $           (259)
                                  ==============  ==========    ================

                       See notes to financial statements.

     JPMORGAN GLOBAL HEALTHCARE FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                           VALUE
--------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             Belgium -- 0.4%
        2    Omega Pharma SA                                $     57

             France -- 4.7%
        5    Aventis SA                                          266
        5    NicOx SA *                                           17
        6    Sanofi-Synthelabo SA                                331
                                                            --------
                                                                 614
             Germany -- 1.2%
        4    Schering AG                                         160

             India -- 0.4%
        4    Ranbaxy Laboratories LTD, GDR                        56

             Israel-- 0.9%
        2    Teva Pharmaceutical Industries LTD, ADR             112

             Japan -- 3.0%
       17    Chugai Pharmaceutical Co., LTD                      178
        6    Takeda Chemical Industries LTD                      216
                                                            --------
                                                                 394
             Switzerland -- 10.1%
       19    Novartis AG                                         744
        8    Roche Holding AG                                    502
        0^^  Serono SA                                            60
                                                            --------
                                                               1,306
             United Kingdom -- 11.1%
        5    Alliance Unichem PLC                                 39
       13    AstraZeneca PLC                                     502
       45    GlaxoSmithKline PLC                                 906
                                                            --------
                                                               1,447
             United States -- 68.2%
       14    Abbott Laboratories                                 569
        5    Abgenix, Inc. *                                      47
        5    Adolor Corp. *                                       65
       11    Amgen, Inc. *                                       656
        4    Amylin Pharmaceuticals, Inc. *                       85
        2    Andrx Corp. *                                        34
        2    Anthem, Inc. *                                      106
        3    AtheroGenics, Inc. *                                 31
        2    Boston Scientific Corp. *                            99
       18    Bristol-Myers Squibb Co.                            467
        1    Cardinal Health, Inc.                                83
        4    Conceptus, Inc. *                                    42
       10    Eli Lilly & Co.                                     615
        3    Forest Laboratories, Inc. *                         176
        2    Gilead Sciences, Inc. *                              88
        7    Guidant Corp. *                                     287
        5    HCA, Inc.                                           168
        6    Human Genome Sciences, Inc. *                        75
        2    IDEC Pharmaceuticals Corp. *                         62

                       See notes to financial statements.

   SHARES    ISSUER                                           VALUE
--------------------------------------------------------------------
     Long-term Investments -- Continued
--------------------------------------------------------------------
             United States -- Continued
       18    Johnson & Johnson                              $    996
        7    MedImmune, Inc. *                                   250
       11    Medtronic, Inc.                                     502
        8    Merck & Co., Inc.                                   483
        1    Neurocrine Biosciences, Inc. *                       42
       53    Pfizer, Inc.                                      1,628
        4    Schering-Plough Corp.                                64
        2    St. Jude Medical, Inc. *                            106
        1    Trimeris, Inc. *                                     34
        2    United Surgical Partners International, Inc. *       38
        2    UnitedHealth Group, Inc.                            157
        3    Vertex Pharmaceuticals, Inc. *                       40
        1    WellPoint Health Networks, Inc. *                    84
       15    Wyeth                                               655
                                                            --------
                                                               8,834
--------------------------------------------------------------------
             Total Investments -- 100.0%
               (Cost $13,187)                               $ 12,980
--------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                   % OF INVESTMENT SECURITIES
---------------------------------------------------------------------
Pharmaceuticals                                       77.9%
Health Care/Health Care Services                      12.9
Biotechnology                                          9.2
---------------------------------------------------------------------
Total                                                100.0%
---------------------------------------------------------------------

                       See notes to financial statements.

Forward Foreign Currency Exchange Contracts

                                                               NET
                                                           UNREALIZED
                                 SETTLEMENT    VALUE AT   APPRECIATION/
                     SETTLEMENT      VALUE      04/30/03  (DEPRECIATION)
   CONTRACTS TO BUY    DATE         (USD)        (USD)        (USD)
------------------------------------------------------------------------
       125   CAD      05/28/03   $         83  $      87  $            4
       122   CHF      05/28/03             90         90              --^^
     2,510   DKK      05/28/03            362        377              15
       470   EUR      05/28/03            515        524               9
       186   GBP      05/28/03            293        297               4
   112,546   JPY      05/28/03            958        945             (13)
                                 ------------  ---------  --------------
                                 $      2,301  $   2,320  $           19
                                 ============  =========  ==============

                                                                NET
                                                            UNREALIZED
                                  SETTLEMENT    VALUE AT   APPRECIATION/
                     SETTLEMENT     VALUE       04/30/03  (DEPRECIATION)
  CONTRACTS TO SELL     DATE        (USD)        (USD)        (USD)
------------------------------------------------------------------------
       203   CHF      05/28/03   $        149  $     149  $          (--)^^
       988   EUR      05/28/03          1,061      1,101             (40)
       123   GBP      05/28/03            191        196  $           (5)
    71,913   JPY      05/28/03            600        604              (4)
                                 ------------  ---------  --------------
                                 $      2,001  $   2,050  $          (49)
                                 ============  =========  ==============

                       See notes to financial statements.

Abbreviations:
^^      -- Amount rounds to less than one thousand.
*       -- Non-income producing security.
**      -- Securities are pledged with a broker as collateral for short sales.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(a)     -- Affiliated. Money market funds registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
ADR     -- American Depository Receipt.
CAD     -- Canadian Dollar.
CHF     -- Swiss Franc.
DKK     -- Danish Krone.
EUR     -- Euro Dollar.
GBP     -- Great Britain Pound.
GDR     -- Global Depository Receipt.
HKD     -- Hong Kong Dollar.
JPY     -- Japanese Yen.
SEK     -- Swedish Krona.
SGD     -- Singapore Dollar.

                       See notes to financial statements.

     JPMORGAN FUNDS
     STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2003 (unaudited)
(Amounts in thousands, except per share amounts)

                                                      MARKET                      GLOBAL
                                                      NEUTRAL     GLOBAL 50     HEALTHCARE
                                                       FUND          FUND          FUND
-------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                 $  19,529   $    24,837   $     12,980
     Cash                                                    2          163              65
     Foreign currency, at value                             --           18              --^
     Deposits with broker for securities sold short     19,256           --              --
     Receivables:
      Investment securities sold                            46          105               9
      Fund shares sold                                      --^           7               5
      Interest and dividends                                14           52              17
      Foreign tax reclaim                                   --          103              30
      Unrealized appreciation on forward foreign
      currency exchange contracts                           --          127              32
      Expense reimbursements                                 2            5               9
-------------------------------------------------------------------------------------------
   Total Assets                                         38,849       25,417          13,147
-------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Securities sold short                             19,055           --              --
      Investment securities purchased                       46          210              22
      Fund shares redeemed                                  --           10              --
      Unrealized depreciation on forward foreign
        currency exchange contracts                         --          276              62
     Accrued liabilities:
      Investment advisory fees                              --^          --^             --^
      Shareholder servicing fees                            --            3              --
      Distribution fees                                     --^          --^             --^
      Custodian fees                                        12           26              17
      Trustees' fees                                        --^          --^             --^
      Other                                                 49           47              35
-------------------------------------------------------------------------------------------
   Total Liabilities                                    19,162          572             136
-------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                    20,646       66,974          20,926
     Accumulated undistributed (overdistributed)
      net investment income                                (29)          47             (11)
     Accumulated net realized gain (loss) on
      investments, securities sold short, and
      foreign exchange transactions                       (599)     (42,180)         (7,672)
     Net unrealized appreciation (depreciation) of
      investments, securities sold short, and
      foreign exchange transactions                       (331)           4            (232)
-------------------------------------------------------------------------------------------
   Total Net Assets                                  $  19,687   $   24,845    $     13,011
-------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of shares
    authorized):
     Class A Shares                                         20            3               5
     Class B Shares                                         12            4               8
     Class C Shares                                         --            1               2
     Institutional Shares                                1,378           --              --
     Select Shares                                          --        2,622           1,117
   Net Asset Value:
     Class A Shares (and redemption price)           $   13.93   $     9.43    $      12.48
     Class B Shares*                                 $   13.86   $     9.36    $      11.36
     Class C Shares*                                 $      --   $     9.41    $      11.39
     Institutional Shares (and redemption price)     $   13.96   $       --    $         --
     Select Shares (and redemption price)            $      --   $     9.45    $      11.49
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)              $   14.78   $    10.01    $      13.24
-------------------------------------------------------------------------------------------
   Cost of investments                               $  18,056   $   24,703    $     13,187
-------------------------------------------------------------------------------------------
   Cost of foreign currency                                 --   $       18    $         --^
-------------------------------------------------------------------------------------------
   Proceeds from securities sold short               $  17,251   $       --    $         --
-------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge. ^Amount rounds to less than one thousand.

                       See notes to financial statements.

     JPMORGAN FUNDS
     STATEMENT OF OPERATIONS

For the six months ended April 30, 2003 (unaudited)
(Amounts in thousands)

                                                      MARKET                     GLOBAL
                                                      NEUTRAL     GLOBAL 50    HEALTHCARE
                                                       FUND         FUND          FUND
-------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                        $     187   $      240   $         117
     Interest                                              101            5              --
     Dividend income from affiliated investments*           11            6              --
     Foreign taxes withheld                                 --^          (5)             (7)
-------------------------------------------------------------------------------------------
   Total investment income                                 299          246             110
-------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                              155          166              87
     Administration fees                                    16           20              10
     Shareholder servicing fees                             11           33              17
     Distribution fees                                       1           --^               1
     Custodian fees                                         39           58              51
     Organization expenses                                  --            2              --
     Registration expenses                                  15           18              10
     Printing and postage                                   10           16               8
     Professional fees                                      28           27              23
     Transfer agent fees                                    26           54              37
     Trustees' fees                                         --^          --^             --^
     Dividend expense on securities sold short             198           --              --
     Other                                                   3            2               4
-------------------------------------------------------------------------------------------
   Total expenses                                          502          396             248
-------------------------------------------------------------------------------------------
     Less amounts waived                                   155          176             111
     Less earnings credits                                  --^          --              --
     Less expense reimbursements                            19           20              32
-------------------------------------------------------------------------------------------
      Net expenses                                         328          200             105
-------------------------------------------------------------------------------------------
   Net investment income (loss)                            (29)          46               5
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                         (373)      (2,167)         (1,344)
      Securities sold short                                370           --              --
      Futures                                                1          178              --
      Foreign exchange contracts                            --         (123)             60
     Change in net unrealized appreciation/
      depreciation of:
      Investments                                        1,531        2,617           1,818
      Securities sold short                             (1,395)          --              --
      Futures                                               --          (34)             --
      Foreign exchange translations                         --         (139)            (43)
-------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
      investments, securities sold short and futures       134          332             491
-------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
      operations                                     $     105   $      378   $         496
-------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
   administration and shareholder servicing fees :   $       1   $        1   $          --
-------------------------------------------------------------------------------------------
^ Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in thousands)

                                                        MARKET NEUTRAL         GLOBAL 50      GLOBAL HEALTHCARE
                                                             FUND                FUND               FUND
                                                      ------------------  ------------------  ------------------
                                                       11/1/02    YEAR     11/1/02    YEAR     11/1/02   YEAR
                                                       THROUGH    ENDED    THROUGH    ENDED    THROUGH   ENDED
                                                       4/30/03  10/31/02   4/30/03  10/31/02   4/30/03  10/31/02
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                         $    (29) $     60  $     46  $     31  $      5  $    (54)
 Net realized gain (loss) on investments, securities
   sold short and futures                                   (2)     (195)   (2,112)  (14,401)   (1,284)   (3,356)
 Change in net unrealized appreciation (depreciation)
   of investments, securities sold short and futures       136      (764)    2,444     7,429     1,775    (1,133)
----------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations       105      (899)      378    (6,941)      496    (4,543)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                     (51)     (243)     (238)     (360)     (340)     (207)
 Net realized gain on investment transactions             (132)     (376)       --        --        --        --
----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                    (183)     (619)     (238)     (360)     (340)     (207)
----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS    (1,018)    2,436    (5,200)  (29,823)   (3,639)   (9,619)
----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets              (1,096)      918    (5,060)  (37,124)   (3,483)  (14,369)

NET ASSETS:
 Beginning of period                                    20,783    19,865    29,905    67,029    16,494    30,863
----------------------------------------------------------------------------------------------------------------
 End of period                                        $ 19,687  $ 20,783  $ 24,845  $ 29,905  $ 13,011  $ 16,494
----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME                                   $    (29) $     51  $     47  $    239  $    (11) $    324
----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JP MORGAN FUNDS
     NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
J.P. Morgan Series Trust ("JPMST") (the "Trust") was organized on August 15, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are three separate portfolios of the Trust (collectively, the "Funds"):

   FUND                                               CLASSES OFFERED
---------------------------------------------------------------------------------------
   JPMorgan Market Neutral Fund ("MNF")               Class A, Class B, Institutional
   JPMorgan Global 50 Fund ("GFF")                    Class A, Class B, Class C, Select
   JPMorgan Healthcare Fund ("GHF")                   Class A, Class B, Class C, Select

Class A shares generally provide for a front-end sales charge while Class B shares and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and the Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2003, the Funds held no open futures contracts.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2003, GFF and GHF had outstanding forward foreign currency exchange contracts as listed on their Portfolios of Investments.

E. SHORT SALES -- MNF may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

G. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

H. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

I. FOREIGN TAXES -- Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

K. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing GFF have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of the Fund.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreement J.P. Morgan Investment Management, Inc. ("JPMIM", the "Advisor") acts as the investment advisor to the Funds. JPMIM, a wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the advisor for MNF, GFF and GHF. The Advisor supervises the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                     INVESTMENT
                       FUND         ADVISORY FEE (%)
                     ---------------------------------
                       MNF            1.50
                       GFF            1.25
                       GHF            1.25
                     ---------------------------------

The Advisor waived fees as outlined in Note 3.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

              FUND   CLASS A   CLASS B   CLASS C
            --------------------------------------
              MNF      0.25     0.75      n/a
              GFF      0.25     0.75     0.75
              GHF      0.25     0.75     0.75
            --------------------------------------

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 3.F. below.

C. SHAREHOLDER SERVICING FEES -- The Trust has entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance service to the Funds' shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                          INSTITUTIONAL   SELECT
   FUND    CLASS A    CLASS B   CLASS C   CLASS           CLASS
-----------------------------------------------------------------
   MNF      0.25       0.25       n/a         0.10           n/a
   GFF      0.25       0.25      0.25          n/a          0.25
   GHF      0.25       0.25      0.25          n/a          0.25
-----------------------------------------------------------------

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMST and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents waived fees as outlined in Note 3.F. below.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, dividend expenses relating to short sales, extraordinary expenses and expenses related to the Trustees' deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                          INSTITUTIONAL    SELECT
   FUND    CLASS A    CLASS B   CLASS C   CLASS            CLASS
------------------------------------------------------------------
   MNF      1.50       2.00       n/a        1.25            n/a
   GFF      1.75       2.25      2.25         n/a           1.50
   GHF      1.75       2.25      2.25         n/a           1.50
------------------------------------------------------------------

The contractual expense limitation agreements were in effect for the entire period for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                          INSTITUTIONAL    SELECT
   FUND    CLASS A    CLASS B   CLASS C   CLASS            CLASS
--------------------------------------------------------------------
   MNF     2/28/04    2/28/04       n/a      2/28/05            n/a
   GFF     2/28/05    2/28/05   2/28/05          n/a        2/28/05
   GHF     2/28/05    2/28/05   2/28/05          n/a        2/28/05
--------------------------------------------------------------------

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.
 below.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                   CONTRACTUAL WAIVERS
                     ---------------------------------------------
       INVESTMENT                      SHAREHOLDER                            CONTRACTUAL
 FUND  ADVISORY      ADMINISTRATION    SERVICING      DISTRIBUTION  TOTAL   REIMBURSEMENTS
--------------------------------------------------------------------------------------------
 MNF    $  128        $     16           $   11           $  --     $ 155     $    19
 GFF       144              20               12              --       176          20
 GHF        84              10               17              --       111          32
--------------------------------------------------------------------------------------------
 Total  $  356        $     46           $   40           $  --     $ 442     $    71
============================================================================================

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period certain of the Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors. For the six months ended April 30, 2003, MNF & GHF incurred less than one thousand dollars in brokerage commissions with affiliated broker/dealers.

4. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the six months ended April 30, 2003 are as follows (amounts in thousands):

                     SHAREHOLDER
   FUND              SERVICING       DISTRIBUTION    TRANSFER AGENT
--------------------------------------------------------------------
   MNF
   Class A             $    1           $   --^           $   11
   Class B                 --^               1                 8
   Institutional           10               --                 7
--------------------------------------------------------------------
                       $   11           $    1            $   26
--------------------------------------------------------------------
   GFF
   Class A             $   --^          $   --^           $    8
   Class B                 --^              --^                7
   Class C                 --^              --^                5
   Select                  33               --                34
--------------------------------------------------------------------
                       $   33           $   --^           $   54
--------------------------------------------------------------------
   GHF
   Class A             $   --^          $   --^           $    9
   Class B                 --^               1                 8
   Class C                 --^              --^                2
   Select                  17               --                18
--------------------------------------------------------------------
                       $   17           $    1            $   37
--------------------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2003 and year ended October 31, 2002 are as follows (amounts in thousands):

                       SIX MONTHS ENDED 4/30/03              YEAR ENDED 10/31/02
                  ----------------------------------------------------------------------
                         NET                                  NET
   FUND           INVESTMENT INCOME    REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
----------------------------------------------------------------------------------------
   MNF
   Class A             $    --^            $   --^          $     --^         $    --
   Class B                  --^                 1                 --^              --
   Institutional            51                131                243              376
----------------------------------------------------------------------------------------
                       $    51             $  132           $    243          $   376
----------------------------------------------------------------------------------------
   GFF
   Class A             $    --^            $   --           $     --^         $    --
   Class B                  --^                --                 --^              --
   Class C                  --                 --                 --^              --
   Select                  238                 --                360               --
----------------------------------------------------------------------------------------
                       $   238             $   --           $    360          $    --
----------------------------------------------------------------------------------------
   GHF
   Class A             $     3             $   --           $     --^         $    --
   Class B                   2                 --                 --^              --
   Class C                  --^                --                 --^              --
   Select                  335                 --                207               --
----------------------------------------------------------------------------------------
                       $   340             $   --           $    207          $    --
----------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS
For the six months ended April 30, 2003, purchases and sales of investments (excluding short-term investments) are as follows (amounts in thousands):

                   PURCHASES            SALES
                (EXCLUDING U.S.    (EXCLUDING U.S.
   FUND           GOVERNMENT)        GOVERNMENT)
--------------------------------------------------
   MNF            $ 20,391           $ 20,361
   GFF              13,453             17,464
   GHF               2,950              6,921

7. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2003 are as follows (amounts in thousands):

                                   GROSS            GROSS        NET UNREALIZED
                                 UNREALIZED       UNREALIZED      APPRECIATION/
   FUND       AGGREGATE COST    APPRECIATION     DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------
   MNF          $   18,056         $  2,126       $    (653)       $    1,473
   GFF              24,703            2,186          (2,052)              134
   GHF              13,187              886          (1,093)             (207)

8. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses in the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Fund had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at April 30, 2003, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS
GHF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject GHF to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of April 30, 2003, GHF invested approximately 77.9% of its respective portfolio in securities issued by pharmaceutical companies.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

MARKET NEUTRAL FUND

                                                                 CLASS A SHARES       CLASS B SHARES     INSTITUTIONAL SHARES
                                                              -------------------   ------------------  -----------------------
                                                               AMOUNT     SHARES      AMOUNT   SHARES     AMOUNT       SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $    290        21    $     78        6    $  1,422         101
Shares issued in reinvestment of distributions                      --^       --^          1       --^        181          13
Shares redeemed                                                    (67)       (5)         --       --      (2,923)       (209)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding            $    223        16    $     79        6    $ (1,320)        (95)
===============================================================================================================================

                                                                               YEAR ENDED OCTOBER 31, 2002*
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $    154        10    $     88        6    $  6,627         452
Shares issued in reinvestment of distributions                      --^       --^         --^      --^        619          42
Shares redeemed                                                    (89)       (6)         --       --      (4,963)       (344)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding            $     65         4    $     88        6    $  2,283         150
===============================================================================================================================

* For Class A and B Shares, from commencement of operations on  February 28,
  2002.
^ Amount rounds to less than one thousand.

GLOBAL 50 FUND

                                                    CLASS A SHARES       CLASS B SHARES     CLASS C SHARES        SELECT SHARES
                                                  ------------------   -----------------   -----------------   -------------------
                                                   AMOUNT     SHARES    AMOUNT   SHARES     AMOUNT    SHARES     AMOUNT     SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $    338        38   $    --^      --^   $   281        29   $   44,655    4,787
Shares issued in reinvestment of distributions          --^       --^       --^      --^        --        --          198       20
Shares redeemed                                       (341)      (38)       --       --       (488)      (51)     (49,843)  (5,339)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $     (3)       --   $    --^      --^   $  (207)      (22)  $   (4,990)    (532)
==================================================================================================================================

                                                                            YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $  3,127       259   $     6        1    $   210        22   $  151,571   12,993
Shares issued in reinvestment of distributions          --^       --^       --^      --^        --        --          279       22
Shares redeemed                                     (3,142)     (257)       --       --         --        --     (181,874) (15,434)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $    (15)        2   $     6        1    $   210        22   $  (30,024)  (2,419)
==================================================================================================================================

^ Amount rounds to less than one thousand

GLOBAL HEALTHCARE FUND

                                                    CLASS A SHARES       CLASS B SHARES     CLASS C SHARES       SELECT SHARES
                                                  ------------------   -----------------   -----------------  -------------------
                                                   AMOUNT     SHARES   AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT     SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED APRIL 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $     20         2   $    17        2    $     1       --^  $     142       13
Shares issued in reinvestment of distributions           2        --^        2       --^        --^      --^        203       18
Shares redeemed                                        (67)       (6)       (3)      --^        --       --      (3,956)    (354)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $    (45)       (4)  $    16        2    $     1       --^  $  (3,611)    (323)
=================================================================================================================================

                                                                          YEAR ENDED OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $  1,605       118   $    79        6    $    20        2   $   2,995      224
Shares issued in reinvestment of distributions          --^       --^       --^      --^        --^      --^        124        9
Shares redeemed                                     (1,537)     (113)       (6)      (1)        (4)      (1)    (12,895)  (1,022)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $     68         5   $    73        5    $    16       (1)  $  (9,776)    (789)
=================================================================================================================================

^ Amount rounds to less than one thousand.

     JPMORGAN FUNDS
     Financial Highlights (unaudited)

                                                                                              MARKET NEUTRAL FUND
                                                                             ----------------------------------------------------
                                                                                     CLASS A                     CLASS B
                                                                             ------------------------    ------------------------
                                                                              11/1/02      2/28/02**      11/1/02       2/28/02**
                                                                              THROUGH       THROUGH       THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE:                                              4/30/03       10/31/02      4/30/03       10/31/02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $    13.99    $    14.64    $    13.95    $    14.64
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                                   (0.04)^       (0.02)^       (0.07)^       (0.05)^
   Net gains or losses on securities (both realized and unrealized)                0.10         (0.62)         0.09         (0.64)
                                                                             ----------    ----------    ----------    ----------
   Total from investment operations                                                0.06         (0.64)         0.02         (0.69)
                                                                             ----------    ----------    ----------    ----------
  Less distributions:
   Dividends from net investment income                                            0.03          0.01          0.02            --+
   Distributions from capital gains                                                0.09            --          0.09            --
                                                                             ----------    ----------    ----------    ----------
   Total distributions                                                             0.12          0.01          0.11            --
                                                                             ----------    ----------    ----------    ----------
Net asset value, end of period                                               $    13.93    $    13.99    $    13.86    $    13.95
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                                               0.39%        (4.38%)        0.12%        (4.69%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (thousands)                                     $      284    $       62    $      164    $       86
---------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses (including dividend expense)                                       3.41%         3.29%         3.91%         3.79%
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses (excluding dividend expense)                                       1.50%         1.50%         2.00%         2.00%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                   (0.50%)       (0.21%)       (0.98%)       (0.57%)
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits
     (including dividend expense)                                                 17.37%!       28.80%!       18.31%!       27.44%!
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers, reimbursements
     and earnings credits (including dividend expense)                           (14.46%)!     (25.72%)!     (15.38%)!     (24.22%)!
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                          54%          138%           54%          138%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       MARKET NEUTRAL FUND
                                                                             --------------------------------------
                                                                                       INSTITUTIONAL CLASS
                                                                             --------------------------------------
                                                                              11/1/02         YEAR         6/1/01
                                                                              THROUGH        ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                                              4/30/03       10/31/02     10/31/01^^
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $    14.00    $    15.01    $    15.16
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                                   (0.02)^        0.04^         0.14^
   Net gains or losses on securities (both realized and unrealized)                0.10         (0.62)         0.12
                                                                             ----------    ----------    ----------
   Total from investment operations                                                0.08         (0.58)         0.26
                                                                             ----------    ----------    ----------
  Less distributions:
   Dividends from net investment income                                            0.03          0.17          0.20
   Distributions from capital gains                                                0.09          0.26          0.21
                                                                             ----------    ----------    ----------
   Total distributions                                                             0.12          0.43          0.41
                                                                             ----------    ----------    ----------
Net asset value, end of period                                               $    13.96    $    14.00    $    15.01
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                                               0.56%        (3.97%)        1.72%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (thousands)                                     $   19,239    $   20,635    $   19,865
-------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
-------------------------------------------------------------------------------------------------------------------
   Net expenses (including dividend expense)                                       3.16%         3.02%         2.71%
-------------------------------------------------------------------------------------------------------------------
   Net expenses (excluding dividend expense)                                       1.25%         1.25%         1.25%
-------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                   (0.27%)        0.28%         2.09%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits
     (including dividend expense)                                                  4.65%         4.52%         3.80%
-------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers, reimbursements
     and earnings credits (including dividend expense)                            (1.76%)       (1.22%)        1.00%
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                          54%          138%           50%
-------------------------------------------------------------------------------------------------------------------

                                                                                       MARKET NEUTRAL FUND
                                                                             --------------------------------------
                                                                                       INSTITUTIONAL CLASS
                                                                             --------------------------------------
                                                                                    YEAR ENDED            12/31/98*
                                                                             ------------------------     THROUGH
PER SHARE OPERATING PERFORMANCE:                                               5/30/99      5/31/01       5/31/00
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $    14.02    $    15.16    $    15.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                                    0.54          0.60          0.13
   Net gains or losses on securities (both realized and unrealized)                1.19         (0.75)         0.07
                                                                             ----------    ----------    ----------
   Total from investment operations                                                1.73         (0.15)         0.20
                                                                             ----------    ----------    ----------
  Less distributions:
   Dividends from net investment income                                            0.59          0.48          0.04
   Distributions from capital gains                                                  --          0.51            --
                                                                             ----------    ----------    ----------
   Total distributions                                                             0.59          0.99          0.04
                                                                             ----------    ----------    ----------
Net asset value, end of period                                               $    15.16    $    14.02    $    15.16
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                                              12.65%        (0.99%)        1.34%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (thousands)                                     $   19,714    $   12,529    $   10,143
-------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
-------------------------------------------------------------------------------------------------------------------
   Net expenses (including dividend expense)                                       2.79%         2.11%         3.52%
-------------------------------------------------------------------------------------------------------------------
   Net expenses (excluding dividend expense)                                       1.25%         1.50%         2.00%
-------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                    4.47%         4.46%         2.14%
-------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits
     (including dividend expense)                                                  3.90%         3.69%         5.66%
-------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers, reimbursements
     and earnings credits (including dividend expense)                             3.36%         2.88%         0.00%
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                         141%          114%           54%
-------------------------------------------------------------------------------------------------------------------

 **  Commencement of offering of share class.
  *  Commencement of operations.
 ^^  The Fund changed its fiscal year end from May 31 to October 31.
  ^  Calculated based upon average shares outstanding.
  +  Amount is less than $0.005
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                       GLOBAL 50 FUND
                                                              ------------------------------------------------------------------
                                                                         CLASS A                            CLASS B
                                                              -------------------------------    -------------------------------
                                                               11/1/02     YEAR     4/16/01**     11/1/02     YEAR     4/16/01**
                                                               THROUGH    ENDED      THROUGH      THROUGH    ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                               4/30/03   10/31/02   10/31/01      4/30/03   10/31/02    10/31/01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.37   $  12.01    $  14.09    $   9.30    $ 11.96    $  14.09
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                (0.01)^    (0.03)^     (0.01)^     (0.01)^    (0.07)^     (0.05)^
     Net gains or losses on securities (both realized and
      unrealized)                                                 0.13      (2.56)      (2.07)       0.09      (2.55)      (2.08)
                                                              --------   --------    --------    --------    -------    --------
     Total from investment operations                             0.12      (2.59)      (2.08)       0.08      (2.62)      (2.13)
                                                              --------   --------    --------    --------    -------    --------
   Less distributions:
     Dividends from net investment income                         0.06       0.05          --        0.02       0.04          --
     Distributions from capital gains                               --         --          --          --         --          --
                                                              --------   --------    --------    --------    -------    --------
     Total distributions                                          0.06       0.05          --        0.02       0.04          --
                                                              --------   --------    --------    --------    -------    --------
Net asset value, end of period                                $   9.43   $   9.37    $  12.01    $   9.36    $  9.30    $  11.96
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                              1.25%    (21.68%)    (14.76%)      0.89%    (21.97%)    (15.12%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                    $     25   $     25    $     19    $     33    $    33    $     34
--------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                 1.75%      1.75%       1.73%       2.25%      2.25%       2.24%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                (0.12%)    (0.30%)     (0.19%)     (0.32%)    (0.64%)     (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
      credits                                                    53.72%!    57.70%!     74.08%!     50.17%!    56.23%!     70.37%!
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
     reimbursements and earnings credits                        (52.09%)!  (56.25%)!   (72.54%)!   (48.24%)!  (54.62%)!   (68.87%)!
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                         38%       147%        126%         38%       147%        126%
--------------------------------------------------------------------------------------------------------------------------------

                                                                      GLOBAL 50 FUND
                                                              -------------------------------
                                                                         CLASS C
                                                              -------------------------------
                                                               11/1/02     YEAR     4/16/01**
                                                               THROUGH    ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                               4/30/03   10/31/02   10/31/01
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.32    $ 11.96    $  14.09
---------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                (0.05)^    (0.07)^     (0.04)^
     Net gains or losses on securities (both realized and
      unrealized)                                                 0.14      (2.56)      (2.09)
                                                              --------    -------    --------
     Total from investment operations                             0.09      (2.63)      (2.13)
                                                              --------    -------    --------
   Less distributions:
     Dividends from net investment income                           --       0.01          --
     Distributions from capital gains                               --         --          --
                                                              --------    -------    --------
     Total distributions                                            --       0.01          --
                                                              --------    -------    --------
Net asset value, end of period                                $   9.41    $  9.32    $  11.96
---------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                              0.97%    (22.04%)    (15.12%)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                    $     11    $   218    $      9
---------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------
     Net expenses                                                 2.25%      2.25%       2.25%
---------------------------------------------------------------------------------------------
     Net investment income (loss)                                (1.14%)    (0.68%)     (0.59%)
---------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
      credits                                                    38.09%!    52.81%!    123.23%!
---------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
     reimbursements and earnings credits                        (36.98%)!  (51.24%)!  (121.57%)!
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                         38%       147%        126%
---------------------------------------------------------------------------------------------

 **  Commencement of offering of share class.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes .

                       See notes to financial statements.

                                                                                          GLOBAL 50 FUND
                                                               ----------------------------------------------------------------
                                                                                           SELECT CLASS
                                                               ----------------------------------------------------------------
                                                               11/1/02                  YEAR ENDED                     5/29/98*
                                                               THROUGH    -----------------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                               4/30/03    10/31/02   10/31/01    10/31/00   10/31/99   10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.39   $  12.02   $  18.37   $   18.06   $   13.36   $  15.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                  0.02^      0.01^      0.04^       0.16        0.06       0.22
     Net gains or losses on securities (both realized and
      unrealized)                                                  0.11      (2.57)     (5.00)       0.73        4.64      (1.86)
                                                               --------   --------   --------   ---------   ---------   --------
     Total from investment operations                              0.13      (2.56)     (4.96)       0.89        4.70      (1.64)
                                                               --------   --------   --------   ---------   ---------   --------
   Less distributions:
     Dividends from net investment income                          0.07       0.07       0.30        0.22          --         --
     Distributions from capital gains                                --         --       1.09        0.36          --         --
                                                               --------   --------   --------   ---------   ---------   --------
     Total distributions                                           0.07       0.07       1.39        0.58          --         --
                                                               --------   --------   --------   ---------   ---------   --------
Net asset value, end of period                                 $   9.45   $   9.39   $  12.02   $   18.37   $   18.06   $  13.36
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                   1.41%    (21.46%)   (28.91%)      4.64%      35.18%    (10.93%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (thousands)                       $ 24,776   $ 29,629   $ 66,967   $ 157,736   $ 101,070   $ 76,486
--------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                    1.50%      1.50%      1.50%       1.50%       1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                    0.36%      0.06%      0.25%       0.57%       0.28%      0.43%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings
    credits                                                        2.82%      2.37%      1.89%       1.80%       1.97%      2.07%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                           (0.96%)    (0.81%)    (0.14%)      0.27%      (0.19%)    (0.14%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                          38%       147%       126%        101%         84%        54%
--------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                               GLOBAL HEALTHCARE FUND
                                                  -------------------------------------------------------------------------------
                                                                 CLASS A                                    CLASS B
                                                  --------------------------------------     ------------------------------------
                                                   11/1/02        YEAR         4/16/01**      11/1/02        YEAR       4/16/01**
                                                   THROUGH       ENDED          THROUGH       THROUGH        ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:                   4/30/03      10/31/02       10/31/01       4/30/03       10/31/02     10/31/01
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.27      $  13.79       $   13.64     $   11.21      $  13.75    $   13.64
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                    (0.02)^       (0.10)^         (0.05)^       (0.03)^       (0.11)^      (0.09)^
     Net gains or losses on securities
      (both realized and unrealized)                  0.49         (2.44)           0.20          0.43         (2.38)        0.20
                                                  --------      --------       ---------     ---------      --------    ---------
     Total from investment operations                 0.47         (2.54)           0.15          0.40         (2.49)        0.11
                                                  --------      --------       ---------     ---------      --------    ---------
   Less distributions:
     Dividends from net investment income             0.26          0.06              --          0.25          0.05           --
     Distributions from capital gains                   --          1.08^^            --            --            --           --
                                                  --------      --------       ---------     ---------      --------    ---------
     Total distributions                              0.26          1.14              --          0.25          0.05           --
                                                  --------      --------       ---------     ---------      --------    ---------
Net asset value, end of period                    $  12.48      $  12.27       $   13.79     $   11.36      $  11.21    $   13.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                  3.88%       (10.63%)^^        1.10%         3.64%       (18.15%)       0.81%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)        $     65      $    112       $      59     $      89      $     71    $      12
---------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                     1.75%         1.75%           1.74%         2.25%         2.25%        2.25%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                    (0.38%)       (0.72%)         (0.72%)       (0.60%)       (0.95%)      (1.14%)
---------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
     and earnings credits                            23.32%!       36.66%!         34.18%!       25.00%        36.07%!     131.92%!
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without
     waivers, reimbursements and earnings credits   (21.95%)!     (35.63%)!       (33.16%)!     (23.35%)      (34.77%)!   (130.81%)!
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                             21%           56%             57%           21%           56%          57%
---------------------------------------------------------------------------------------------------------------------------------

                                                         GLOBAL HEALTHCARE FUND
                                                  --------------------------------------
                                                                Class C
                                                  --------------------------------------
                                                  11/1/02         Year         4/16/01**
                                                  THROUGH         ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                  4/30/03       10/31/02       10/31/01
----------------------------------------------------------------------------------------
Net asset value, beginning of period              $  11.24      $  13.75       $   13.64
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                    (0.04)^       (0.13)^         (0.09)^
     Net gains or losses on securities
      (both realized and unrealized)                  0.44         (2.36)           0.20
     Total from investment operations                 0.40         (2.49)           0.11
   Less distributions:
     Dividends from net investment income             0.25          0.02              --
     Distributions from capital gains                   --            --              --
     Total distributions                              0.25          0.02              --
Net asset value, end of period                    $  11.39      $  11.24       $   13.75
----------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                  3.63%       (18.13%)          0.81%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
     Net assets, end of period (thousands)        $     24      $     22       $      10
----------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------
     Net expenses                                     2.25%         2.25%           2.24%
----------------------------------------------------------------------------------------
     Net investment income (loss)                    (0.65%)       (1.04%)         (1.15%)
----------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
     and earnings credits                            24.69%!       35.99%!        175.33%!
----------------------------------------------------------------------------------------
     Net investment income (loss) without
     waivers, reimbursements and earnings credits   (23.09%)!     (34.78%)!      (174.24%)!
----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                             21%           56%             57%
----------------------------------------------------------------------------------------

 ** Commencement of offering of share class.
  ^ Calculated based upon average shares outstanding.
 ^^ Reflects a $2,000 gain to the net assets of the share class resulting from capital share transactions. Total return would be approximately (17.77%) exclusive of such transaction.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                               GLOBAL HEALTHCARE FUND
                                                                                --------------------------------------------------
                                                                                                    SELECT CLASS
                                                                                --------------------------------------------------
                                                                                11/1/02             YEAR ENDED           9/29/00*
                                                                                THROUGH     ------------------------      THROUGH
PER SHARE OPERATING PERFORMANCE:                                                4/30/03      10/31/02      10/31/01      10/31/00
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    11.31    $    13.81    $    15.11    $    15.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                     --^        (0.03)^       (0.03)^        0.03
     Net gains or losses on securities (both realized and unrealized)               0.44         (2.38)        (1.26)         0.08
                                                                              ----------    ----------    ----------    ----------
     Total from investment operations                                               0.44         (2.41)        (1.29)         0.11
                                                                              ----------    ----------    ----------    ----------
   Less distributions:
     Dividends from net investment income                                           0.26          0.09          0.01            --
                                                                              ----------    ----------    ----------    ----------
     Capital Contributions                                                            --            --            --            --
                                                                              ----------    ----------    ----------    ----------
Net asset value, end of period                                                $    11.49    $    11.31    $    13.81    $    15.11
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                    3.98%       (17.54%)       (8.55%)        0.73%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (thousands)                                    $   12,833    $   16,289    $   30,782    $   35,809
----------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                   1.50%         1.50%         1.50%         1.50%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                   0.08%        (0.22%)       (0.20%)        1.02%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                  3.27%         2.62%         2.24%         4.52%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements
     and earnings credits                                                          (1.70%)       (1.34%)       (0.94%)       (2.00%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                           21%           56%           57%            3%
----------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth
Fund Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund
Fleming Asia Equity Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

        (C) J.P. Morgan Chase & Co., 2002 All Rights Reserved. June 2003

                                                                    SAN-SPEC-403

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1)   Disclose the audit committee's pre-approval policies and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1.THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO  ITS PURPOSE.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE ARE NO SIGNIFICANT DEFICIENCIES OR MATERIAL WEAKNESSES IN THE REGISTRANT'S INTERNAL CONTROLS AS OF THE DATE OF THEIR MOST RECENT EVALUATION, AND THERE HAVE BEEN NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR MOST RECENT EVALUATION.


ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     J.P. Morgan Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ David Wezdenko
                         -------------------------------------------------------
                              David Wezdenko, Treasurer

Date   7/7/03
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David Wezdenko
                         -------------------------------------------------------
                              David Wezdenko, Treasurer

Date  7/7/03
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ George C.W. Gatch
                         -------------------------------------------------------
                              George C.W. Gatch, President

Date  7/7/03
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.